Property and Equipment, Net - Narratives (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Property, Plant and Equipment
Depreciation expense	$ 2.4	$ 1.5	$ 6.5	$ 4.0
Lab equipment
Property, Plant and Equipment
Property, plant and equipment, gross, period increase			9.6
Leasehold improvements
Property, Plant and Equipment
Property, plant and equipment, gross, period increase			$ 4.2